Financial Instruments - Summary of Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 520,553	$ 381,083
Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	45,623	10,152
Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	356,100	286,700
Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	118,830	84,231
Senior Bond Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	19,715	45,325
Senior Bond Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	19,715	0
Senior Bond Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		0
Senior Bond Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	45,325
Tranche A Conversion Feature
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	118,830	38,055
Tranche A Conversion Feature | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Tranche A Conversion Feature | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Tranche A Conversion Feature | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	118,830	38,055
Senior Bond Interest Rate Feature (included in other current assets)
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		851
Senior Bond Interest Rate Feature (included in other current assets) | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		0
Senior Bond Interest Rate Feature (included in other current assets) | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		0
Senior Bond Interest Rate Feature (included in other current assets) | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		851
Predecessor Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	349,900	276,200
Predecessor Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Predecessor Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	349,900	276,200
Predecessor Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,200	10,500
OACB Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,200	10,500
OACB Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	25,908	10,152
OACB Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	25,908	10,152
OACB Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 0	$ 0